Pay vs Performance Disclosure	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for PEO (Jay) ($)(1)	Compensation actually paid to PEO (Jay) ($)(2)	Summary compensation table total for PEO (Bill) ($)(1)	Compensation actually paid to PEO (Bill) ($)(2)	Summary compensation table total for PEO Varun) ($)(1)	Compensation actually paid to PEO (Varun) ($)(2)
2024	—	—	—	—	25,887,926	22,799,341
2023	334,552	(5,669,619)	6,764,191	10,972,359	3,445,914	3,445,914
2022	9,468,874	2,137,238	—	—	—	—
2021	1,603,475	(5,046,699)	—	—	—	—
2020	51,727,166	56,595,857	—	—	—	—

Year	Average summary compensation table to for non-PEO NEOs ($)(3)	Average compensation actually paid to non-PEO NEOs ($)(4)	Value of initial fixed $100 investment based on:		Net income (loss) (millions) ($)(7)	Relative TSR (percentile)(8)
			Total shareholder return ($)(5)	Peer group total shareholder return ($)(6)
2024	8,441,736	7,502,530	59	120	640	69
2023	2,904,895	2,905,919	76	58	(390)	56
2022	2,505,493	684,915	37	33	700	25
2021	863,279	(1,418,642)	68	64	6,100	7
2020	8,044,681	9,715,309	94	177	9,400	4

Named Executive Officers, Footnote	The amounts reported in this column represent the amounts reported in the “Total” column of the 2024 Summary Compensation Table for each of Jay, Bill and Varun for the years in which they served as PEO. For the years reported in the table, Jay was our PEO from 2020 to June 2023, Bill was our PEO from June 2023 to September
2023, and Varun was our PEO from September 2023 to December 2024.
The amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Varun, Bill and Jay) in the “Total”
column of the Summary Compensation Table in each applicable year. Our NEOs (excluding Varun, Bill and Jay) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Brian Brown, Shawn Malhotra, Jonathan Mildenhall and Heather Lovier (ii) for 2023, Brian Brown, Tina V. John and
Bob Walters; (iii) for 2022, Bob Walters, Brian Brown, Tina V. John, Julie Booth and Angelo Vitale; and (iv) for 2021 and 2020, Bob, Julie and Angelo.

Peer Group Issuers, Footnote	The cumulative TSR depicts a hypothetical $100 investment in our common stock. The Company utilized a selected peer group for purposes of its TSR benchmarking
(the “PVP Peer Group”). Our PVP Peer Group is comprised of PennyMac Financial Services Inc, Rithm Capital Corp, Mr. Cooper Group Inc., Anywhere Real Estate Inc.,
Zillow Group Inc Class C, Redfin Corp, Stewart Information Services Corp, SoFi Technologies Inc, Guild Holdings Company, Compass, Inc., loanDepot, Inc., UWM
Holdings Corporation, and Blend Labs, Inc. Certain companies were not publicly traded companies at inception date, and these companies were added and reweighted to
				the peer group to the most recent quarter subsequent to their respective IPO dates.
Adjustment To PEO Compensation, Footnote	The amounts reported in this column represent CAP for each of Jay, Bill and Varun for the years in which they served as PEO as required by Item 402(v) of Regulation
S-K. The reported amounts do not reflect the actual compensation earned by or paid to Jay, Bill or Varun during any applicable year. To determine CAP, the adjustments below were made to Jay’s, Bill’s and Varun’s total compensation, as applicable. Defined benefit and actuarial pension plan adjustments were not relevant for any applicable year.

Year	Reported summary compensation table total for PEO ($)	Reported value of equity awards ($)(a)	Equity award adjustments ($)(b)	Compensation actually paid to PEO ($)
Varun Krishna
2024	25,887,926	(21,995,304)	18,906,719	22,799,341
2023	3,445,914	—	—	3,445,914
Jay Farner
2023	334,552	—	(6,004,171)	(5,669,619)
2022	9,468,874	(8,656,917)	1,325,281	2,137,238
2021	1,603,475	—	(6,650,174)	(5,046,699)
2020	51,727,166	(20,400,000)	25,268,691	56,595,857
Bill Emerson
2023	6,764,191	(5,999,996)	10,208,164	10,972,359
(a) The amounts reported in this column represent the grant date fair value of all equity awards granted in the applicable year, which are the amounts reported in the
“Stock Awards” and “Option Awards” columns in the 2024 Summary Compensation Table for such year.
(b) The amounts reported in this column represent the equity award adjustments required by Item 402(v) of Regulation S-K, which include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted in the applicable year and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value from the end of the prior year to the vesting date; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The fair values of RSUs included in the CAP for our PEO and the Average CAP for our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for 2024. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Any changes to the RSU fair values from the grant date (for current year grants) and from prior year-end
(for prior year grants) are based on our updated stock price at the respective measurement dates. The fair values of PSUs included in the CAP for our PEO and the Average CAP for our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the service inception date as described in the 2024 Summary Compensation Table.
Accordingly, the following reflects the amounts deducted or added in calculating the equity award adjustments for each of Jay, Bill and Varun for the years in which they served as PEO. All outstanding equity awards held by Jay were forfeited in connection with his retirement in June 2023. Varun joined Company in September
2023 and did not receive any equity awards in 2023.

Year	Year end fair value of equity awards granted in the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option swards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
Varun Krishna
2024	16,395,608	—	2,511,111	—	—	—	18,906,719
2023	—	—	—	—	—	—	—
Jay Farner
2023	—	—	—	136,646	(6,140,817)	—	(6,004,171)
2022	5,209,760	(2,381,129)	—	(1,503,350)	—	—	1,325,281
2021	—	(5,224,369)	—	(1,425,805)	—	—	(6,650,174)
2020	25,268,691	—	—	—	—	—	25,268,691
Bill Emerson
2023	10,055,549	91,219	—	61,396	—	—	10,208,164

Non-PEO NEO Average Total Compensation Amount				$ 8,441,736	$ 2,904,895	$ 2,505,493	$ 863,279	$ 8,044,681
Non-PEO NEO Average Compensation Actually Paid Amount				$ 7,502,530	2,905,919	684,915	(1,418,642)	9,715,309
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average CAP for the NEOs as a group (excluding Varun, Bill and Jay), for each corresponding year computed as required by Item 402(v) of Regulation S-K. The reported amounts do not reflect the actual compensation earned by or paid to the NEOs as a group (excluding Varun, Bill and Jay) during any applicable year. To determine CAP, the adjustments below were made to the average total compensation for the NEOs as a group (excluding Jay), using the same methodology described above in footnote 2. Defined benefit and actuarial pension plan adjustments were not relevant for any applicable year, and no equity awards were granted to our NEOs in 2021.

Year	Average reported summary compensation table total for non-PEO named executive officers ($)	Average reported value of equity awards ($)	Average equity award adjustments ($)(a)	Average compensation actually paid to non-PEO named executive officers ($)
2024	8,441,736	(5,947,605)	5,008,399	7,502,530
2023	2,904,895	(2,333,333)	2,334,357	2,905,919
2022	2,505,493	(1,839,594)	19,016	684,915

2021	863,279	—	(2,281,921)	(1,418,642)
2020	8,044,681	(6,999,999)	8,670,627	9,715,309
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average year end fair value of equity awards granted in the year ($)	Year over year average change in fair value of outstanding and unvested equity awards ($)	Average fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year average change in fair value of equity awards granted in prior years that vested in the year ($)(i)	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total average equity award adjustments ($)
2024	4,231,027	(291,020)	1,111,167	(42,775)	—	—	5,008,399
2023	2,234,568	270,280	—	263,653	(434,144)	—	2,334,357
2022	1,107,073	(642,359)	—	(445,698)	—	—	19,016
2021	—	(1,792,674)	—	(489,247)	—	—	(2,281,921)
2020	8,670,627	—	—	—	—	—	8,670,627
(i) For 2022, includes for Brian Brown, the fair value of the modified 2019 RHI RSU at the date of modification less the fair value of the original 2019
RHI RSU on December 31, 2021.

Compensation Actually Paid vs. Total Shareholder Return				The CAP for our PEO and the average CAP for the other NEOs as a group for 2020, 2021, 2022,2023 and 2024 is presented in comparison to our cumulative TSR for such years in the table below.
Compensation Actually Paid vs. Net Income				The CAP for our PEO and the average CAP for the other NEOs as a group for 2020, 2021, 2022, 2023 and 2024 is presented in comparison to our net income (loss) for such years in the table below.
Compensation Actually Paid vs. Company Selected Measure				The CAP for our PEO and the average CAP for the other NEOs as a group for 2020, 2021, 2022, 2023 and 2024 is presented in comparison to our relative TSR performance for such years in the table below.
Total Shareholder Return Vs Peer Group				The following graph shows the relationship of the Company’s cumulative TSR compared to the PVP Peer Group.
Tabular List, Table

Most important performance measures
Adjusted EBITDA	Refinance Mortgage Market Share Growth
Adjusted Revenue	Purchase Mortgage Market Share Growth
Relative Total Shareholder Return(1)

Total Shareholder Return Amount				$ 59	76	37	68	94
Peer Group Total Shareholder Return Amount				120	58	33	64	177
Net Income (Loss)				$ 640,000,000	$ (390,000,000)	$ 700,000,000	$ 6,100,000,000	$ 9,400,000,000
Company Selected Measure Amount				69	56	25	7	4
PEO Name	Varun	Bill	Jay	Varun		Jay	Jay
Additional 402(v) Disclosure	The cumulative TSR depicts a hypothetical $100 investment in our common stock. The amounts reported in this column represent the Company’s cumulative TSR, which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the
Company’s share price at the end of the measurement period by the Company’s share price at the beginning of the measurement period (the closing price as of initial post-IPO trading date).
The amounts reported in this column represent net income (loss) reflected in the Company’s audited financial statements for the applicable year.Relative TSR measures the Company’s TSR at the end of the performance period, where performance is determined by the ranking (as a percentile) of the Company’s
TSR versus a custom peer group, provided that payout is capped if the Company has absolute negative TSR at the end of the performance period. See “Compensation discussion and analysis — 2024 executive compensation program and pay — Long-term equity awards” for the definition of TSR and the companies included in the TSR peer group.Reflects the Company’s TSR compared to a peer group established by the Compensation Committee.This Pay Versus Performance section is not “soliciting material,” is not deemed filed with the SEC and is not to be incorporated by reference into any of the Company’s filings under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date of this proxy statement and irrespective of any general incorporation language therein.

Measure:: 1
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name				Adjusted Revenue
Measure:: 3
Pay vs Performance Disclosure
Name				Relative Total Shareholder Return(1)
Measure:: 4
Pay vs Performance Disclosure
Name				Refinance Mortgage Market Share Growth
Measure:: 5
Pay vs Performance Disclosure
Name				Purchase Mortgage Market Share Growth
Varun [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 25,887,926	$ 3,445,914
PEO Actually Paid Compensation Amount				22,799,341	3,445,914
Jay [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					334,552	$ 9,468,874	$ 1,603,475	$ 51,727,166
PEO Actually Paid Compensation Amount					(5,669,619)	2,137,238	(5,046,699)	56,595,857
Bill [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					6,764,191
PEO Actually Paid Compensation Amount					10,972,359
PEO | Varun [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(21,995,304)	0
PEO | Varun [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				18,906,719	0
PEO | Varun [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				16,395,608	0
PEO | Varun [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Varun [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,511,111	0
PEO | Varun [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Varun [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Varun [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Jay [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(8,656,917)	0	(20,400,000)
PEO | Jay [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,004,171)	1,325,281	(6,650,174)	25,268,691
PEO | Jay [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	5,209,760	0	25,268,691
PEO | Jay [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(2,381,129)	(5,224,369)	0
PEO | Jay [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
PEO | Jay [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					136,646	(1,503,350)	(1,425,805)	0
PEO | Jay [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,140,817)	0	0	0
PEO | Jay [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0
PEO | Bill [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(5,999,996)
PEO | Bill [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					10,208,164
PEO | Bill [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					10,055,549
PEO | Bill [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					91,219
PEO | Bill [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Bill [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					61,396
PEO | Bill [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Bill [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,947,605)	(2,333,333)	(1,839,594)	0	(6,999,999)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,008,399	2,334,357	19,016	(2,281,921)	8,670,627
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,231,027	2,234,568	1,107,073	0	8,670,627
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(291,020)	270,280	(642,359)	(1,792,674)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,111,167	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(42,775)	263,653	(445,698)	(489,247)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(434,144)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ 0	$ 0	$ 0	$ 0